Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment
Property and Equipment

9.Property and Equipment

Property and equipment, net consisted of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Vehicles	27,599	28,591	4,145
Electronic equipment	2,558	5,156	748
Leasehold improvement	417	417	60
Furniture	333	459	67
Less: Accumulated depreciation	(15,993)	(23,173)	(3,360)
Total property and equipment, net	14,914	11,450	1,660

The Company recorded depreciation expenses of RMB6,257, RMB5,233 and RMB7,513 (US$1,089) for the years ended December 31, 2020, 2021 and 2022, respectively.